Convertible Loans and Other Financial Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Loans and Other Financial Liabilities
Convertible Loans and Other Financial Liabilities
16.	Convertible Loans and Other Financial Liabilities

Convertible loans and other financial liabilities are as follows:

in € thousand	06/30/2021	12/31/2020
Other non-current financial liabilities	25	27
Other current financial liabilities	9,391	21
Convertible loans – host	1,659	84,287
Convertible loans – embedded derivative	327	14,948
Convertible loans	1,986	99,235

In May 2021, the Group has closed a deal contingent forward contract, subject to the closing of the De-SPAC transaction, for the conversion of a potential De-SPAC cashflow in US-Dollar ($ 400-500 million) to be converted to Euro. As of June 30, 2021, a valuation resulted in a financial expense of €9,376 which has been posted in current financial liabilities.

In January 2021, the Group entered into a new loan convertible (CLA4) to equity for an amount of €1,850 thousand. The loan bears 5 % accrued interest and matures upon the occurrence of certain conversion or termination events. The Group assessed that the entire instrument is a liability. There is one component to be bifurcated as equity because one conversion feature of the loan leads to a conversion into a fixed number of shares for a fixed amount. However, the Group has assessed that the fair value of this equity component equals zero. In addition some of the embedded conversion features were bifurcated and separately measured as one combined derivative financial liability at fair value through profit or loss, since they share the same risk exposure and are interdependent. The remaining debt component is measured as liability at amortized cost until it is converted into equity before or on maturity.

On March 11, 2020 the Group entered into a loan convertible (CLA3) to equity for an amount of €85,900 thousand. The loan bears 2 % accrued interest and matures on March 11, 2027, or earlier upon the occurrence of certain conversion or termination events. At initial recognition, a day one gain for the Group in the amount of €34,084 thousand incurred, as the consideration received exceeded the initial fair value of the convertible loan by this amount. As the lender is a shareholder at the same time, this amount was considered as additional capital contribution to the Group and was therefore recognized in equity without subsequent measurement. The Group assessed that the entire instrument is a liability and there is no component to be bifurcated as equity because some conversion features of the loan lead to a conversion into a variable number of shares and are not under the control of the Group. Instead, some of the embedded conversion and prepayment features were bifurcated and separately measured as one combined derivative financial liability at fair value through profit or loss, since they share the same risk exposure and are interdependent. The remaining debt component is measured as liability at amortized cost until it is converted into equity or becomes due for repayment. On March 26, 2021 the convertible loan of €85,900 thousand and the accrued interest were converted into series B2 shares. In order to facilitate the transaction, the Company issued 7,187 series B2 shares.

21.	Convertible Loans and Other Financial Liabilities

Convertible loans and other financial liabilities are as follows:

in € thousand	12/31/2020	12/31/2019	01/01/2019
Other non-current financial liabilities	27	—	—
Other current financial liabilities	21	25	37
Convertible loans – host	84,287	66,353	n/a
Convertible loans – embedded derivative	14,948	—	n/a
Convertible loans	99,235	66,353	n/a

On May 16, 2019 the Group entered into a loan convertible to equity for an amount of €60,000 thousand. The loan bears 5% accruing interest and matures after fifteen months, or earlier upon the occurrence of certain conversion or termination events.

On October 16, 2019 the Group entered into a loan convertible to equity for an amount of €5,500 thousand. The loan bears 5% interest and matures after fifteen months or earlier upon the occurrence of certain conversion or termination events. As the loan was agreed with the same conditions for the new lenders as for the lenders of the first tranche in May 2019, but market conditions changed in the meantime, a day one loss occurred that was considered as part of the carrying amount of the loan.

Both loans were converted into equity in March 2020 before maturity (see note 19).

On March 11, 2020 the Group entered into a new loan convertible to equity for an amount of €85,900 thousand. The loan bears 2% accrued interest and matures on March 11, 2027, or earlier upon the occurrence of certain conversion or termination events. At initial recognition, a day one gain for the Group in the amount of €34,084 thousand incurred, as the consideration received exceeded the initial fair value of the convertible loan by this amount. As the lender is a shareholder at the same time, this amount was considered as additional capital contribution to the Group and was therefore recognized in equity without subsequent measurement.

The initial fair value of the convertible loans (including embedded derivatives) was determined by aggregating the valuations for the various expected conversion and termination events. Since all conversion events would lead to a conversion for a set fixed conversion price (however, for a variable number of shares), the value is derived as a forward contract embedded in the loan contract. The primary inputs used in the model include the share price at valuation date, probability of occurrence as well as expected timing of each possible conversion and termination event, borrower-specific credit spread and risk-free interest rate. Credit risk is model-implied and adjusted for movement in a credit spread to consider the investor’s higher risk in connection with a convertible instrument at each initial valuation date, and the risk-free interest rate is based on currency specific time congruent IBOR and swap rates. As probability of occurrence and expected timing of each relevant event as well as credit spreads were not observable in the market at initial recognition, especially these input parameters were highly judgemental. The following tables show the effect of reasonable changes of these input parameters on the initial fair value of the convertible loan (host contract) and the resulting equity effect as of March 11, 2020 (for the convertible loans issued in 2019, the hypothetical initial fair values would not significantly differ if unobservable input parameters were changed).

in € thousand	Fair value	Effect on
March 11, 2020	host contract	capital contribution
Base	52,090
Conversion 1 year later	43,678	8,412
Conversion 1 year earlier	61,582	(9,492)

in € thousand	Fair value	Effect on
March 11, 2020	host contract	capital contribution
Base	52,090
credit spread +10%	49,558	2,532
credit spread -10%	54,819	(2,730)

The Group assessed that the entire instrument is a liability and there is no component to be bifurcated as equity because some conversion features of the loan lead to a conversion into a variable number of shares and are not under the control of the Group. Instead, some of the embedded conversion and prepayment features were bifurcated and separately measured as one combined derivative financial liability at fair value through profit or loss, since they share the same risk exposure and are interdependent. The remaining debt component is measured as liability at amortized cost until it is converted into equity or becomes due for repayment.